Fair Value of Financial Assets and Liabilities - Reconciliations for Financial Assets and Liabilities Carried at Fair Value (Parenthetical) (Detail) - JPY (¥) ¥ in Millions			6 Months Ended
	Sep. 30, 2019	Apr. 01, 2019	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Transfers out of Level 3			¥ 473	¥ 623
Adjustments for decrease (increase) in derivative financial assets	¥ 36,571	¥ 42,464
Increase Decrease in Others	9,834	4,563
Adjustments for decrease (increase) in Financial assets at fair value through profit or loss			1,119,531		¥ 1,478,356
At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Adjustments for decrease (increase) in Financial assets at fair value through profit or loss	¥ 16,434	¥ 15,944	¥ 1,119,531	¥ 16,434	¥ 1,478,356